Taxation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Deferred Tax

Changes in deferred tax
2017	Net liability (–) Net asset (+) 2016	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (–) Net asset (+) 2017
Investments	–799	123	116	5		–555
Investment properties	–5					–5
Financial assets and liabilities at fair value through profit or loss	697		–290	12		419
Depreciation	–33		5	4		–24
Cash flow hedges	–238	167		–1		–72
Pension and post-employment benefits	112	–25	–6	–5		76
Other provisions	255		–48	–6	–3	198
Receivables	570		49	–5		614
Loans and advances to customers	491	–2	–210			279
Unused tax losses carried forward	57		–60	–5		–8
Other	–90	–10	–80	2		–178

	1,017	253	–524	1	–3	744
Presented in the statement of financial position as:
– deferred tax liabilities	–624					–362
– deferred tax assets	1,641					1,106

	1,017					744

Changes in deferred tax
2016	Net liability (–) Net asset (+) 2015	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (–) Net asset (+) 2016
Investments	–780	74	–82	–10	–1	–799
Investment properties	–2		–3			–5
Financial assets and liabilities at fair value through profit or loss	739		–58	16		697
Depreciation	–46		13			–33
Cash flow hedges	–192	–51		4	1	–238
Pension and post-employment benefits	201	–20	–84	15		112
Other provisions	24		228	2	1	255
Receivables	441		120	9		570
Loans and advances to customers	788		–248	–7	–42	491
Unused tax losses carried forward	118		–34	–24	–3	57
Other	–97	–1	–32	40		–90

	1,194	2	–180	45	–44	1,017
Presented in the statement of financial position as:
– deferred tax liabilities	–589					–624
– deferred tax assets	1,783					1,641

	1,194					1,017

Summary of Deferred Tax in Connection With Unused Tax Losses Carried Forward

Deferred tax in connection with unused tax losses carried forward
	2017	2016
Total unused tax losses carried forward	1,732	1,876
Unused tax losses carried forward not recognised as a deferred tax asset	1,074	973

Unused tax losses carried forward recognised as a deferred tax asset	658	903
Average tax rate	19.5%	22.5%
Deferred tax asset	128	203

Summary of Total Unused Tax Losses Carried Forward Analysed by Expiry Terms

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
	2017	2016	2017	2016
Within 1 year	2	2		2
More than 1 year but less than 5 years	350	383	38	56
More than 5 years but less than 10 years	31	30
More than 10 years but less than 20 years	18	18
Unlimited	673	540	620	845

	1,074	973	658	903

Summary of Deferred Tax Assets

Breakdown of certain net deferred tax asset positions by jurisdiction
	2017	2016
Italy	107	113

	107	113

Statement of Profit or Loss of Taxation

Statement of profit or loss – Taxation

Taxation by type
	Netherlands			International			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Current taxation	488	150	–42	1,527	1,375	1,413	2,015	1,525	1,371
Deferred taxation	324	343	694	200	–163	–141	524	180	553

	812	493	652	1,727	1,212	1,272	2,539	1,705	1,924

Reconciliation of Weighted Average Statutory Income Tax Rate To Effective Income Tax Rate

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
	2017	2016[1]	2015
Result before tax from continuing operations	8,085	6,314	7,334
Weighted average statutory tax rate	27.5%	27.1%	26.9%

Weighted average statutory tax amount	2,226	1,708	1,975
Participation exemption	–45	–72	–34
Other income not subject to tax	–74	–111	–162
Expenses not deductible for tax purposes	156	132	154
Impact on deferred tax from change in tax rates	55	–1	12
Deferred tax benefit from previously unrecognised amounts	–4	–18	54
Current tax from previously unrecognised amounts	66	–22	–63
Write-off/reversal of deferred tax assets	2	33	18
State and local taxes	47	33
Adjustment to prior periods	110	23	–30

Effective tax amount	2,539	1,705	1,924

Effective tax rate	31.4%	27.0%	26.2%

1	‘Other income not subject to tax’ and Expenses not deductible for tax purposes’ have been adjusted to reflect the impact of income taxes other than corporate (statutory) income tax on the line ‘State and local taxes’.

Income Tax Related to Other Comprehensive Income

Income tax related to components of other comprehensive income
	2017	2016	2015
Unrealised revaluations available-for-sale investments and other revaluations	103	17	111
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	20	57	39
Changes in cash flow hedge reserve	167	–51	24
Remeasurement of the net defined benefit asset/liability	–25	–20	–13
Exchange rate differences and other			–46
Changes in composition of the group and other changes	–12	–1

Total income tax related to components of other comprehensive income	253	2	115